Account Payable and Accrued Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Account Payable and Accrued Liability [Abstract]
Account payable and accrued liabilty	$ 2,808,409
Accounts payable	2,781,520
Purchased Cultivation facilities cost	$ 3,076,235